Shareholder Report	12 Months Ended	120 Months Ended
	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust II
Entity Central Index Key	0001518042
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000186112
Shareholder Report [Line Items]
Fund Name	Invenomic Fund
Class Name	Institutional Class
Trading Symbol	BIVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invenomic Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.invenomic.com. You can also request this information by contacting us at 1-855-466-3406.
Additional Information Phone Number	1-855-466-3406
Additional Information Website	www.invenomic.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$299	3.16%

Expenses Paid, Amount	$ 299
Expense Ratio, Percent	3.16%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (June 19, 2017)
Invenomic Fund	-10.46%	23.54%	18.55%
S&P Composite 1500® Index	37.54%	14.90%	13.66%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Jun. 19, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 984,405,991	$ 984,405,991
Holdings Count | Holding	324	324
Advisory Fees Paid, Amount	$ 22,612,478
InvestmentCompanyPortfolioTurnover	170.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$984,405,991 Number of Portfolio Holdings324 Advisory Fee $22,612,478 Portfolio Turnover170%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.3%
Money Market Funds	3.5%
Purchased Options	0.1%
Warrant	0.1%

C000211283
Shareholder Report [Line Items]
Fund Name	Invenomic Fund
Class Name	Super Institutional Class
Trading Symbol	BIVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invenomic Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.invenomic.com. You can also request this information by contacting us at 1-855-466-3406.
Additional Information Phone Number	1-855-466-3406
Additional Information Website	www.invenomic.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Super Institutional Class	$276	2.91%

Expenses Paid, Amount	$ 276
Expense Ratio, Percent	2.91%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (May 10, 2019)
Invenomic Fund	-10.20%	23.83%	21.66%
S&P Composite 1500® Index	37.54%	14.90%	14.72%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		May 10, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 984,405,991	$ 984,405,991
Holdings Count | Holding	324	324
Advisory Fees Paid, Amount	$ 22,612,478
InvestmentCompanyPortfolioTurnover	170.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$984,405,991 Number of Portfolio Holdings324 Advisory Fee $22,612,478 Portfolio Turnover170%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.3%
Money Market Funds	3.5%
Purchased Options	0.1%
Warrant	0.1%

C000186113
Shareholder Report [Line Items]
Fund Name	Invenomic Fund
Class Name	Investor Class
Trading Symbol	BIVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invenomic Fund for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.invenomic.com. You can also request this information by contacting us at 1-855-466-3406.
Additional Information Phone Number	1-855-466-3406
Additional Information Website	www.invenomic.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$323	3.41%

Expenses Paid, Amount	$ 323
Expense Ratio, Percent	3.41%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (June 19, 2017)
Invenomic Fund	-10.71%	23.27%	18.27%
S&P Composite 1500® Index	37.54%	14.90%	13.66%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Jun. 19, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Oct. 31, 2024
AssetsNet	$ 984,405,991	$ 984,405,991
Holdings Count | Holding	324	324
Advisory Fees Paid, Amount	$ 22,612,478
InvestmentCompanyPortfolioTurnover	170.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$984,405,991 Number of Portfolio Holdings324 Advisory Fee $22,612,478 Portfolio Turnover170%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.3%
Money Market Funds	3.5%
Purchased Options	0.1%
Warrant	0.1%